Income Taxes - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Line Items]
Change in the valuation allowance	$ 240,203	$ 1,210,347
Income Tax Expense (Benefit)	914,318	757,069
Unrecognized Tax Benefits	$ 0	$ 0
Effective Income Tax Rate Reconciliation, Percent	(2.90%)	(41.30%)
Open Tax Year	2023	2022	2021
Unrecognized tax benefits interest and penalty expenses on income tax	$ 29,072	$ 0
TX [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, Percent	0.00%
Domestic Tax Authority [Member] | UNITED STATES
Income Tax Disclosure [Line Items]
Operating loss carryforward,net Federal	$ 0	$ 0